Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Italy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.1%
Leonardo SpA	425,925	$11,470,412
Automobiles — 15.0%
Ferrari NV	88,480	38,544,256
Stellantis NV	1,261,824	16,749,318
		55,293,574
Banks — 31.3%
Banco BPM SpA	1,410,944	10,751,257
BPER Banca SpA	832,159	5,078,630
FinecoBank Banca Fineco SpA	659,438	10,581,282
Intesa Sanpaolo SpA	10,364,556	39,784,733
Mediobanca Banca di Credito Finanziario SpA	577,130	8,422,702
UniCredit SpA	1,053,895	40,482,010
		115,100,614
Beverages — 1.4%
Davide Campari-Milano NV(a)	848,776	5,093,834
Diversified Telecommunication Services — 2.8%
Infrastrutture Wireless Italiane SpA(b)	533,498	5,497,822
Telecom Italia SpA/Milano(a)(c)	19,511,189	4,687,273
		10,185,095
Electric Utilities — 14.6%
Enel SpA	5,731,708	41,276,822
Terna - Rete Elettrica Nazionale	1,462,393	12,377,111
		53,653,933
Electrical Equipment — 4.5%
Prysmian SpA	251,855	16,612,804
Energy Equipment & Services — 2.4%
Tenaris SA, NVS	472,454	9,064,105
Financial Services — 1.4%
Nexi SpA(b)(c)	867,313	5,135,991
Gas Utilities — 2.8%
Snam SpA	2,225,677	10,374,167
Health Care Equipment & Supplies — 1.2%
DiaSorin SpA	41,339	4,622,115
Health Care Providers & Services — 1.4%
Amplifon SpA	197,727	5,021,817
Security	Shares	Value
Insurance — 8.0%
Generali	616,320	$17,633,001
Poste Italiane SpA(b)	560,012	7,863,118
Unipol Gruppo SpA	333,340	4,022,725
		29,518,844
Oil, Gas & Consumable Fuels — 4.4%
Eni SpA	1,146,111	16,216,525
Pharmaceuticals — 2.0%
Recordati Industria Chimica e Farmaceutica SpA	132,583	7,224,669
Textiles, Apparel & Luxury Goods — 3.1%
Moncler SpA	230,860	11,305,284
Total Long-Term Investments — 99.4% (Cost: $385,547,546)		365,893,783
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	4,529,490	4,531,755
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	260,000	260,000
Total Short-Term Securities — 1.3% (Cost: $4,792,975)		4,791,755
Total Investments — 100.7% (Cost: $390,340,521)		370,685,538
Liabilities in Excess of Other Assets — (0.7)%		(2,742,400)
Net Assets — 100.0%		$367,943,138

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Italy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,001,734	$—	$(467,881)(a)	$97	$(2,195)	$4,531,755	4,529,490	$4,071 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	120,000 (a)	—	—	—	260,000	260,000	1,905	—
				$97	$(2,195)	$4,791,755		$5,976	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	9	12/20/24	$1,593	$(4,318)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$365,893,783	$—	$365,893,783
Short-Term Securities
Money Market Funds	4,791,755	—	—	4,791,755
	$4,791,755	$365,893,783	$—	$370,685,538

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Italy ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(4,318)	$—	$(4,318)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares